NOTES PAYABLE (Details 1) - USD ($)	Dec. 31, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 05, 2020
Current portion	$ (104,183)			$ (79,183)
Net long term Non-Related Party Notes Payable	356,420			25,000
Convertible Notes Payable		$ 225,000	$ 275,000		$ 125,000
Unamortized Debt Discount	1,291,882			0
Non-Related Party Notes Payable [Member]
Convertible Notes Payable with Detached Free-standing Warrants	1,005,000			0
Convertible Notes Payable	56,683			56,683
Conventional Non-Convertible Notes Payable	42,500			42,500
Notes Payable with Detached Free-standing Warrants	5,000			5,000
Unamortized Debt Discount	648,580			0
Net Non-Related Party Notes Payable	$ 460,603			$ 104,183